Accounts Receivable, Net - Schedule of Accounts Receivable, on Gross and Net Basis, with Change in Expected Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, on Gross and Net Basis, with Change in Expected Credit Losses [Abstract]
Accounts Receivable, Gross at beginning	$ 112
Accounts Receivable, Gross change in trade account receivable, gross
Accounts Receivable, Gross at ending	112
Expected Credit Losses at beginning	1	112
Expected Credit Losses, change in trade account receivable, gross	(3)
Expected Credit Losses at ending	(2)
Accounts Receivable, Net at beginning	$ 113	112
Accounts Receivable, Net, change in trade account receivable, gross